Distribution Date:	08/14/26	CD 2017-CD6 Mortgage Trust
Determination Date:	08/10/26
Next Distribution Date:	09/15/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-CD6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Certificate Ratings Detail	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	8		Andrew Hundertmark		ahundertmark@argenticservices.com
Current Mortgage Loan and Property Stratification	9-13		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			David Rodgers	(212) 310-9821
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
		Rating Agency	DBRS, Inc.
Historical Bond / Collateral Loss Reconciliation Detail	26
			DBRS, Inc.
Interest Shortfall Detail - Collateral Level	27
			22 W. Washington St. | Chicago, IL 60602 | United States
Supplemental Notes	28	Rating Agency	Moody's Investors Service, Inc.
			General Contact	(212) 553-1653
			7 World Trade Center | New York, NY 10007 | United States
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
		Controlling Class	Argentic Securities Income USA LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	125039AA5	2.168000%	44,159,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	125039AB3	3.250000%	103,497,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	125039AC1	3.104000%	67,649,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	125039AD9	3.332000%	61,062,000.00	12,495,275.65	1,043,713.31	34,695.22	0.00	0.00	1,078,408.53	11,451,562.34	40.96%	30.00%
A-4	125039AE7	3.190000%	209,460,000.00	190,301,342.61	0.00	505,884.40	0.00	0.00	505,884.40	190,301,342.61	40.96%	30.00%
A-5	125039AF4	3.456000%	257,521,000.00	257,521,000.00	0.00	741,660.48	0.00	0.00	741,660.48	257,521,000.00	40.96%	30.00%
A-M	125039AH0	3.709000%	104,865,000.00	104,865,000.00	0.00	324,120.24	0.00	0.00	324,120.24	104,865,000.00	27.47%	20.13%
B	125039AJ6	3.911000%	42,477,000.00	42,477,000.00	0.00	138,439.62	0.00	0.00	138,439.62	42,477,000.00	22.01%	16.13%
C	125039AK3	4.399950%	45,132,000.00	45,132,000.00	0.00	165,482.14	0.00	0.00	165,482.14	45,132,000.00	16.21%	11.88%
D	125039AQ0	2.750000%	18,060,000.00	18,060,000.00	0.00	41,387.50	0.00	0.00	41,387.50	18,060,000.00	13.89%	10.17%
E-RR	125039AT4	4.408700%	33,708,000.00	33,708,000.00	0.00	123,840.40	0.00	0.00	123,840.40	33,708,000.00	9.56%	7.00%
F-RR	125039AV9	4.408700%	23,894,000.00	23,894,000.00	0.00	87,784.57	0.00	0.00	87,784.57	23,894,000.00	6.48%	4.75%
G-RR	125039AX5	4.408700%	10,619,000.00	10,619,000.00	0.00	39,013.33	0.00	0.00	39,013.33	10,619,000.00	5.12%	3.75%
H-RR*	125039AZ0	4.408700%	39,822,721.00	39,822,721.00	0.00	121,637.24	0.00	0.00	121,637.24	39,822,721.00	0.00%	0.00%
S	125039BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	125039BC0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,925,721.00	778,895,339.26	1,043,713.31	2,323,945.14	0.00	0.00	3,367,658.45	777,851,625.95

X-A	125039AG2	0.998064%	848,213,000.00	565,182,618.26	0.00	470,073.72	0.00	0.00	470,073.72	564,138,904.95
X-B	125039AL1	0.497700%	42,477,000.00	42,477,000.00	0.00	17,617.35	0.00	0.00	17,617.35	42,477,000.00
X-D	125039AN7	0.480299%	63,192,000.00	63,192,000.00	0.00	25,292.53	0.00	0.00	25,292.53	63,192,000.00
Notional SubTotal			953,882,000.00	670,851,618.26	0.00	512,983.60	0.00	0.00	512,983.60	669,807,904.95

Deal Distribution Total					1,043,713.31	2,836,928.74	0.00	0.00	3,880,642.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	125039AA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	125039AB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	125039AC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	125039AD9	204.63259720	17.09268137	0.56819659	0.00000000	0.00000000	0.00000000	0.00000000	17.66087796	187.53991582
A-4	125039AE7	908.53309754	0.00000000	2.41518381	0.00000000	0.00000000	0.00000000	0.00000000	2.41518381	908.53309754
A-5	125039AF4	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
A-M	125039AH0	1,000.00000000	0.00000000	3.09083336	0.00000000	0.00000000	0.00000000	0.00000000	3.09083336	1,000.00000000
B	125039AJ6	1,000.00000000	0.00000000	3.25916661	0.00000000	0.00000000	0.00000000	0.00000000	3.25916661	1,000.00000000
C	125039AK3	1,000.00000000	0.00000000	3.66662545	0.00000000	0.00000000	0.00000000	0.00000000	3.66662545	1,000.00000000
D	125039AQ0	1,000.00000000	0.00000000	2.29166667	0.00000000	0.00000000	0.00000000	0.00000000	2.29166667	1,000.00000000
E-RR	125039AT4	1,000.00000000	0.00000000	3.67391717	0.00000000	0.00000000	0.00000000	0.00000000	3.67391717	1,000.00000000
F-RR	125039AV9	1,000.00000000	0.00000000	3.67391688	0.00000000	0.00000000	0.00000000	0.00000000	3.67391688	1,000.00000000
G-RR	125039AX5	1,000.00000000	0.00000000	3.67391751	0.00000000	0.00000000	0.00000000	0.00000000	3.67391751	1,000.00000000
H-RR	125039AZ0	1,000.00000000	0.00000000	3.05446833	0.61944863	33.47738443	0.00000000	0.00000000	3.05446833	1,000.00000000
S	125039BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	125039BC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	125039AG2	666.32157048	0.00000000	0.55419302	0.00000000	0.00000000	0.00000000	0.00000000	0.55419302	665.09108555
X-B	125039AL1	1,000.00000000	0.00000000	0.41475034	0.00000000	0.00000000	0.00000000	0.00000000	0.41475034	1,000.00000000
X-D	125039AN7	1,000.00000000	0.00000000	0.40024892	0.00000000	0.00000000	0.00000000	0.00000000	0.40024892	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	34,695.22	0.00	34,695.22	0.00	0.00	0.00	34,695.22	0.00
A-4	07/01/26 - 07/30/26	30	0.00	505,884.40	0.00	505,884.40	0.00	0.00	0.00	505,884.40	0.00
A-5	07/01/26 - 07/30/26	30	0.00	741,660.48	0.00	741,660.48	0.00	0.00	0.00	741,660.48	0.00
X-A	07/01/26 - 07/30/26	30	0.00	470,073.72	0.00	470,073.72	0.00	0.00	0.00	470,073.72	0.00
X-B	07/01/26 - 07/30/26	30	0.00	17,617.35	0.00	17,617.35	0.00	0.00	0.00	17,617.35	0.00
X-D	07/01/26 - 07/30/26	30	0.00	25,292.53	0.00	25,292.53	0.00	0.00	0.00	25,292.53	0.00
A-M	07/01/26 - 07/30/26	30	0.00	324,120.24	0.00	324,120.24	0.00	0.00	0.00	324,120.24	0.00
B	07/01/26 - 07/30/26	30	0.00	138,439.62	0.00	138,439.62	0.00	0.00	0.00	138,439.62	0.00
C	07/01/26 - 07/30/26	30	0.00	165,482.14	0.00	165,482.14	0.00	0.00	0.00	165,482.14	0.00
D	07/01/26 - 07/30/26	30	0.00	41,387.50	0.00	41,387.50	0.00	0.00	0.00	41,387.50	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	123,840.40	0.00	123,840.40	0.00	0.00	0.00	123,840.40	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	87,784.57	0.00	87,784.57	0.00	0.00	0.00	87,784.57	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	39,013.33	0.00	39,013.33	0.00	0.00	0.00	39,013.33	0.00
H-RR	07/01/26 - 07/30/26	30	1,308,492.41	146,305.37	0.00	146,305.37	24,668.13	0.00	0.00	121,637.24	1,333,160.54
Totals			1,308,492.41	2,861,596.87	0.00	2,861,596.87	24,668.13	0.00	0.00	2,836,928.74	1,333,160.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,880,642.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,872,291.00	Master Servicing Fee	4,086.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,002.58
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.36
ARD Interest	0.00	Operating Advisor Fee	1,978.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,872,291.00	Total Fees	10,693.81

Principal		Expenses/Reimbursements
Scheduled Principal	1,043,713.31	Reimbursement for Interest on Advances	29.70
Unscheduled Principal Collections		ASER Amount	14,690.33
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,412.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,444.88
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,090.69
Total Principal Collected	1,043,713.31	Total Expenses/Reimbursements	24,668.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,836,928.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,043,713.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,880,642.05
Total Funds Collected	3,916,004.31	Total Funds Distributed	3,916,003.99

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.		Fitch Ratings, Inc.		Moody's Investors Service, Inc
				Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹	Original	Current¹		Original	Current¹
				Changed			Changed			Changed
	A1	125039AA5	AAA	N/A	AAA	PIF	08/01/26	Aaa	N'A	08/01/26
	A2	125039AB3	AAA	Discontinued	AAA	PIF	08/01/26	Aaa	N'A	08/01/26
	A3	125039AC1	AAA	Discontinued	AAA	PIF	08/01/26	Aaa	N'A	08/01/26
	ASB	125039AD9	AAA	AAA	AAA	AAA	08/01/26	Aaa	Aaa	08/01/26
	A4	125039AE7	AAA	AAA	AAA	AAA	08/01/26	Aaa	Aaa	08/01/26
	A5	125039AF4	AAA	AAA	AAA	AAA	08/01/26	Aaa	Aaa	08/01/26
	XA	125039AG2	AAA	AAA	AAA	AAA	08/01/26	Aa1	Aa1	08/01/26
	XB	125039AL1	AAA	AAA	AA-	AA-	08/01/26	NR	NR	08/01/26
	XD	125039AN7	A (high)	A (high)	BBB	BBB	08/01/26	NR	NR	08/01/26
	AM	125039AH0	AAA	AAA	AAA	AAA	08/01/26	Aa3	Aa3	08/01/26
	B	125039AJ6	AA (high)	AA (high)	AA-	AA-	08/01/26	NR	NR	08/01/26
	C	125039AK3	A (high)	A (high)	A-	A-	08/01/26	NR	NR	08/01/26
	D	125039AQ0	A	A	BBB	BBB	08/01/26	NR	NR	08/01/26
ERR		125039AT4	BBB	N/A	BBB-	N'A	08/01/26	NR	N'A	08/01/26
	FRR	125039AV9	BB (high)	N/A	BB-	N'A	08/01/26	NR	N'A	08/01/26
GRR		125039AX5	BB (low)	N/A	B-	N'A	08/01/26	NR	N'A	08/01/26
HRR		125039AZ0	NR	N/A	NR	N'A	08/01/26	NR	N'A	08/01/26
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	778,895,339.72	778,895,339.72	Beginning Certificate Balance	778,895,339.26
(-) Scheduled Principal Collections	1,043,713.31	1,043,713.31	(-) Principal Distributions	1,043,713.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	777,851,626.41	777,851,626.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	778,895,339.75	778,895,339.75	Ending Certificate Balance	777,851,625.95
Ending Actual Collateral Balance	778,160,996.34	778,160,996.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.46)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.46)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP
	9,999,999 or less	18	116,108,290.36	14.93%	11	4.3918	2.841637	1.39 or less	9	142,411,393.31	18.31%	8	4.6979	0.759863
10,000,000 to 19,999,999		9	132,034,466.40	16.97%	8	4.5369	1.214001	1.40 to 1.49	2	21,796,396.80	2.80%	15	4.5058	1.429074
20,000,000 to 39,999,999		13	350,277,860.50	45.03%	13	4.1138	2.220984	1.50 to 1.74	10	121,421,716.30	15.61%	12	4.2001	1.602417
40,000,000 to 59,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.75 to 1.99	3	68,050,925.57	8.75%	13	4.5055	1.875044
	60,000,000 or greater	1	75,000,000.00	9.64%	15	4.3550	2.075200	2.00 to 2.99	12	245,055,286.25	31.50%	13	4.0735	2.432327
	Totals	52	777,851,626.41	100.00%	12	4.2823	2.097434	3.00 or Greater	5	74,684,899.03	9.60%	14	3.9429	4.903883
								Totals	52	777,851,626.41	100.00%	12	4.2823	2.097434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP	Utah	3	23,291,625.50	2.99%	15	4.4480	1.760000
Arizona	1	8,254,486.06	1.06%	14	4.5200	1.229800	Virginia	2	8,732,216.39	1.12%	10	4.4972	1.613520
Arkansas	4	14,919,306.41	1.92%	12	4.6580	0.479700	Washington	1	12,133,167.85	1.56%	12	4.4700	2.631100
California	10	127,124,224.99	16.34%	13	3.9262	2.976359	Totals	108	777,851,626.41	100.00%	12	4.2823	2.097434
Connecticut	1	2,099,922.66	0.27%	13	3.7025	1.513800
									Property Type³
Florida	4	29,452,139.16	3.79%	13	4.4665	2.353070
Georgia	1	34,913,329.32	4.49%	12	4.4800	1.930400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	22,781,967.12	2.93%	6	4.0181	2.015940		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	8,055,270.12	1.04%	14	4.4500	1.694700	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP
Kansas	17	21,871,365.02	2.81%	13	4.4136	1.138962	Industrial	12	52,252,622.64	6.72%	12	4.4329	3.600604
Louisiana	3	16,024,962.86	2.06%	12	4.7100	0.423400	Lodging	12	104,021,040.42	13.37%	13	4.5762	1.373070
Massachusetts	2	12,059,254.35	1.55%	13	3.7025	1.513800	Mixed Use	3	118,055,270.12	15.18%	15	4.1196	2.364831
Michigan	1	4,546,396.80	0.58%	15	4.4900	1.465400	Multi-Family	2	12,374,748.83	1.59%	13	3.8771	9.260604
Missouri	1	799,870.04	0.10%	13	3.7025	1.513800	Office	28	207,254,365.89	26.64%	10	4.1341	1.938767
Nevada	2	13,598,395.36	1.75%	12	4.4479	1.830284	Retail	16	124,932,699.89	16.06%	12	4.5573	1.561233
New Jersey	3	79,336,399.18	10.20%	15	4.3417	2.051796	Self Storage	24	54,529,869.38	7.01%	13	3.8222	1.899930
New Mexico	1	3,774,748.83	0.49%	11	4.8500	2.230700	Totals	108	777,851,626.41	100.00%	12	4.2823	2.097434
New York	6	64,583,119.39	8.30%	15	3.8990	2.408585
North Carolina	2	26,775,747.45	3.44%	12	4.1075	2.706365
Ohio	7	34,191,504.69	4.40%	(8)	4.8426	2.517213
Pennsylvania	1	19,676,778.83	2.53%	13	4.3400	1.246400
Rhode Island	1	11,620,000.00	1.49%	12	4.5450	1.635400
South Carolina	1	28,439,984.73	3.66%	14	4.1200	2.519600
Tennessee	9	6,663,289.02	0.86%	5	5.5600	1.045100
Texas	9	37,701,145.02	4.85%	14	4.4379	1.403870

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP
	3.9999% or less	9	177,488,264.82	22.82%	12	3.6409	2.876400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	65,733,353.64	8.45%	13	4.1043	2.702270	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	12	223,849,385.62	28.78%	14	4.4063	1.946275	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	164,706,870.10	21.17%	13	4.6352	1.675002	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	5	41,642,743.08	5.35%	(5)	5.0604	0.579111	49 months or greater	41	673,420,617.26	86.57%	12	4.2715	2.114323
	Totals	52	777,851,626.41	100.00%	12	4.2823	2.097434	Totals	52	777,851,626.41	100.00%	12	4.2823	2.097434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP
	60 months or less	41	673,420,617.26	86.57%	12	4.2715	2.114323	Interest Only	12	255,070,000.00	32.79%	14	4.0727	2.766908
	61 months to 83 months	0	0.00	0.00%	0	0.0000	0.000000	59 months or greater	29	418,350,617.26	53.78%	11	4.3928	1.716440
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	777,851,626.41	100.00%	12	4.2823	2.097434
	Totals	52	777,851,626.41	100.00%	12	4.2823	2.097434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	104,431,009.15	13.43%	14	4.3516	NAP			No outstanding loans in this group
Underwriter's Information		2	39,293,572.40	5.05%	10	3.7711	1.610921
	12 months or less	39	634,127,044.86	81.52%	12	4.3026	2.145517
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	777,851,626.41	100.00%	12	4.2823	2.097434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304101914	MU	Morristown	NJ	Actual/360	4.355%	281,260.42	0.00	0.00	N/A	11/06/27	--	75,000,000.00	75,000,000.00	08/06/26
2	309151002	SS	Various	Various	Actual/360	3.703%	47,873.68	54,436.21	0.00	N/A	09/06/27	--	15,015,593.72	14,961,157.51	07/06/26
2A	309151102				Actual/360	3.703%	95,747.35	108,872.43	0.00	N/A	09/06/27	--	30,031,187.54	29,922,315.11	07/06/26
4	309151004	LO	Savannah	GA	Actual/360	4.480%	134,986.16	77,322.85	0.00	N/A	08/06/27	--	34,990,652.17	34,913,329.32	08/06/26
6	309151006	LO	Various	Various	Actual/360	4.710%	146,138.46	61,557.15	0.00	N/A	08/06/27	--	36,031,672.01	35,970,114.86	08/06/26
7	309151007	MU	Lawrence	NY	Actual/360	3.539%	106,661.53	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	08/06/26
8	309151008	OF	Columbia	SC	Actual/360	4.120%	101,094.27	55,111.60	0.00	N/A	10/06/27	--	28,495,096.33	28,439,984.73	08/06/26
10	656120697	OF	Santa Ana	CA	Actual/360	3.616%	98,084.00	0.00	0.00	N/A	08/01/27	--	31,500,000.00	31,500,000.00	08/01/26
11	301741226	IN	Jacksonville	FL	Actual/360	4.451%	89,733.77	51,324.07	0.00	N/A	10/06/27	06/06/27	23,412,031.75	23,360,707.68	08/06/26
12	304101913	LO	Various	UT	Actual/360	4.448%	89,407.04	50,896.00	0.00	N/A	11/06/27	--	23,342,521.50	23,291,625.50	08/06/26
13	309151013	IN	Various	OH	Actual/360	4.660%	92,432.06	49,532.93	0.00	N/A	08/06/27	--	23,034,431.96	22,984,899.03	07/06/26
14	309151014	OF	Washington DC	DC	Actual/360	3.600%	80,600.00	0.00	0.00	N/A	11/01/27	08/01/27	26,000,000.00	26,000,000.00	08/01/26
15	309151015	OF	Sunnyvale	CA	Actual/360	3.636%	73,548.48	39,174.58	0.00	N/A	08/06/27	--	23,487,080.84	23,447,906.26	07/06/26
16	304101900	Various Overland Park		KS	Actual/360	4.450%	79,910.24	46,019.45	0.00	N/A	09/06/27	--	20,853,705.14	20,807,685.69	08/06/26
17	301741214	IN	Durham	NC	Actual/360	4.070%	78,856.25	0.00	0.00	N/A	08/06/27	--	22,500,000.00	22,500,000.00	08/06/26
18	309151018	OF	Allentown	PA	Actual/360	4.340%	73,669.99	35,719.07	0.00	N/A	09/01/27	--	19,712,497.90	19,676,778.83	07/01/26
19	304101917	RT	New York	NY	Actual/360	4.559%	84,404.82	0.00	0.00	N/A	11/06/27	--	21,500,000.00	21,500,000.00	08/06/26
21	301741232	RT	Lubbock	TX	Actual/360	4.726%	76,883.29	34,179.77	0.00	N/A	10/06/27	--	18,892,049.17	18,857,869.40	08/06/26
23	656120736	OF	Santa Monica	CA	Actual/360	3.563%	61,354.17	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	08/09/26
24	301741224	RT	Baldwin Park	CA	Actual/360	4.840%	66,815.44	33,330.87	0.00	N/A	09/06/27	--	16,031,430.47	15,998,099.60	08/06/26
25	304101919	OF	Santa Monica	CA	Actual/360	4.510%	66,992.29	0.00	0.00	N/A	11/06/27	--	17,250,000.00	17,250,000.00	08/06/26
26	301741221	MF	Royal Oak	MI	Actual/360	4.615%	57,270.80	24,895.79	0.00	N/A	09/06/27	--	14,411,273.78	14,386,377.99	08/06/26
27	306711103	RT	Gurnee	IL	Actual/360	3.990%	16,099.04	0.00	0.00	N/A	10/01/26	--	4,685,628.65	4,685,628.65	08/01/26
27A	306711104				Actual/360	3.990%	32,198.08	0.00	0.00	N/A	10/01/26	--	9,371,257.29	9,371,257.29	08/01/26
28	301741231	RT	Miramar	FL	Actual/360	4.415%	38,405.75	27,181.71	0.00	N/A	10/06/27	--	10,101,975.18	10,074,793.47	08/06/26
28A	309151001				Actual/360	4.415%	4,843.58	3,428.05	0.00	N/A	10/06/27	--	1,274,022.00	1,270,593.95	08/06/26
29	309151029	OF	Everett	WA	Actual/360	4.470%	46,775.19	18,862.37	0.00	N/A	08/01/27	--	12,152,030.22	12,133,167.85	08/01/26
30	301741209	LO	Henderson	NV	Actual/360	4.732%	40,251.78	32,306.24	0.00	N/A	08/06/27	--	9,878,276.99	9,845,970.75	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	407004724	RT	Bradenton	FL	Actual/360	5.000%	41,825.35	19,940.64	0.00	N/A	07/06/27	04/06/27	9,714,273.76	9,694,333.12	08/06/26
31A	309154724				Actual/360	5.000%	3,432.04	1,636.26	0.00	N/A	07/06/27	04/06/27	797,118.33	795,482.07	08/06/26
32	301741217	OF	Various	OH	Actual/360	5.217%	50,344.74	0.00	0.00	N/A	07/06/22	07/06/25	11,206,605.66	11,206,605.66	07/06/25
33	301741215	RT	Cranston	RI	Actual/360	4.545%	45,477.78	0.00	0.00	N/A	08/06/27	--	11,620,000.00	11,620,000.00	08/06/26
34	301741216	RT	Palm Harbor	FL	Actual/360	4.682%	41,722.10	17,667.50	0.00	N/A	09/06/27	--	10,348,455.05	10,330,787.55	08/06/26
36	301741212	RT	Various	Various	Actual/360	4.305%	35,288.13	17,446.95	0.00	N/A	08/06/27	--	9,519,107.96	9,501,661.01	08/06/26
37	309151037	MU	Indianapolis	IN	Actual/360	4.450%	30,950.25	21,634.68	0.00	N/A	10/06/27	--	8,076,904.80	8,055,270.12	07/06/26
38	309151038	OF	Cutler Bay	FL	Actual/360	4.140%	29,391.09	19,161.07	0.00	N/A	08/01/27	--	8,244,343.71	8,225,182.64	08/01/26
39	309151039	RT	Suffolk	VA	Actual/360	4.560%	31,842.81	16,631.57	0.00	N/A	06/01/27	--	8,109,374.02	8,092,742.45	08/01/26
40	656120730	OF	Tucson	AZ	Actual/360	4.520%	32,190.79	16,057.27	0.00	N/A	10/06/27	--	8,270,543.33	8,254,486.06	08/06/26
42	304101906	MF	Fountain Valley	CA	Actual/360	3.450%	25,549.17	0.00	0.00	N/A	10/06/27	--	8,600,000.00	8,600,000.00	08/06/26
43	625100268	Various Various		TN	Actual/360	5.560%	32,003.30	21,085.94	0.00	N/A	01/05/27	--	6,684,374.93	6,663,288.99	08/05/26
44	309151044	OF	Indianapolis	IN	Actual/360	4.130%	26,283.63	13,879.12	0.00	N/A	09/06/27	06/06/27	7,390,539.85	7,376,660.73	08/06/26
46	309151046	OF	Dallas	TX	Actual/360	4.490%	22,656.17	12,770.22	0.00	N/A	10/06/27	--	5,859,776.50	5,847,006.28	08/06/26
47	301741229	MF	Fayetteville	NC	Actual/360	5.288%	25,733.62	10,867.32	0.00	N/A	10/06/27	07/06/27	5,651,325.39	5,640,458.07	08/06/26
48	301741225	RT	Lubbock	TX	Actual/360	4.470%	19,189.24	8,832.95	0.00	N/A	09/06/27	--	4,985,297.17	4,976,464.22	08/06/26
49	309151049	SS	Amelia Island	FL	Actual/360	4.280%	18,796.33	0.00	0.00	N/A	11/06/27	--	5,100,000.00	5,100,000.00	08/06/26
50	304101909	SS	Eastpointe	MI	Actual/360	4.490%	17,608.87	7,948.74	0.00	N/A	11/06/27	--	4,554,345.54	4,546,396.80	08/06/26
51	407004709	MF	Alamogordo	NM	Actual/360	4.850%	15,798.01	7,948.12	0.00	N/A	07/06/27	--	3,782,696.95	3,774,748.83	08/06/26
52	304101916	RT	Pennsauken	NJ	Actual/360	4.200%	12,934.21	8,093.53	0.00	N/A	11/06/27	--	3,576,279.80	3,568,186.27	08/06/26
53	407004714	RT	San Francisco	CA	Actual/360	4.869%	16,771.00	0.00	0.00	N/A	07/06/27	--	4,000,000.00	4,000,000.00	08/06/26
54	304101907	SS	Various	Various	Actual/360	4.720%	14,723.21	6,070.41	0.00	N/A	11/06/27	--	3,622,440.81	3,616,370.40	08/06/26
56	309151056	IN	Niagara Falls	NY	Actual/360	4.770%	9,147.90	11,889.88	0.00	N/A	11/06/27	--	2,227,121.55	2,215,231.67	08/06/26
57	304101904	IN	Newark	CA	Actual/360	4.000%	10,333.33	0.00	0.00	N/A	10/06/27	--	3,000,000.00	3,000,000.00	08/06/26
Totals							2,872,291.00	1,043,713.31	0.00				778,895,339.72	777,851,626.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,086,082.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,221,025.97	0.00	--	--	--	0.00	0.00	102,245.23	102,245.23	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	204,490.48	204,490.48	0.00	0.00
4	5,426,119.32	5,527,055.36	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,042,016.37	2,555,694.83	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,809,724.52	973,018.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,546,350.27	1,285,025.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,967,311.19	1,939,567.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,367,773.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	11,008,291.70	0.00	--	--	--	0.00	0.00	141,895.56	141,895.56	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	16,382,894.98	0.00	--	--	--	0.00	0.00	112,621.62	112,621.62	0.00	0.00
16	18,294,729.50	8,734,537.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,719,101.00	1,359,550.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,618,638.04	1,116,772.00	01/01/26	03/31/26	--	0.00	0.00	109,134.44	109,134.44	0.00	0.00
19	484,630.09	392,917.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,768,553.35	345,078.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	57,239,470.93	14,424,869.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,720,622.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,197,100.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	22,225,254.52	5,714,737.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	2,188,191.33	547,717.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,852,653.27	1,917,593.27	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	(328,107.44)	01/01/26	03/31/26	10/11/25	3,273,164.80	128,895.80	35,539.57	513,601.44	0.00	0.00
33	1,018,449.94	247,971.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,238,667.11	299,983.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,272,364.83	736,449.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	2,682,939.00	679,232.00	01/01/26	03/31/26	--	0.00	0.00	52,550.15	52,550.15	0.00	0.00
38	1,624,830.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	987,602.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	792,926.31	216,517.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	3,669,423.59	943,853.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,012,422.71	198,398.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1,223,473.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	528,033.00	243,444.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,295,063.00	312,440.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	608,019.31	114,006.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	557,830.24	165,514.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	476,567.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	330,650.41	170,055.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	624,357.24	340,112.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	216,110,156.26	51,174,004.96				3,273,164.80	128,895.80	758,477.05	1,236,538.92	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/14/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.282289%	4.262742%	12
07/15/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.282428%	4.262887%	13
06/15/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	1	9,203,574.18	4.282579%	4.263045%	14
05/15/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.291440%	4.271969%	15
04/15/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.291595%	4.272131%	16
03/13/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.291737%	4.272278%	17
02/13/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.291916%	4.272464%	18
01/15/26	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.292055%	4.272609%	19
12/15/25	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.295494%	4.276076%	20
11/17/25	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.293714%	4.274496%	19
10/16/25	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.293851%	4.274638%	20
09/15/25	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.294000%	4.274793%	21
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	309151002	07/06/26	0	B	102,245.23	102,245.23	0.00	15,015,593.77
2A	309151102	07/06/26	0	B	204,490.48	204,490.48	0.00	30,031,187.51
13	309151013	07/06/26	0	B	141,895.56	141,895.56	0.00	23,034,431.96
15	309151015	07/06/26	0	B	112,621.62	112,621.62	0.00	23,487,080.81
18	309151018	07/01/26	0	B	109,134.44	109,134.44	0.00	19,712,497.90
32	301741217	07/06/25	12	5	35,539.57	513,601.44	0.00	11,206,605.66	05/28/25	98		07/31/25
37	309151037	07/06/26	0	B	52,550.15	52,550.15	0.00	8,076,904.80
Totals					758,477.05	1,236,538.92	0.00	130,564,302.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		11,206,606	0	0		11,206,606
0 - 6 Months		20,720,175	20,720,175	0		0
7 - 12 Months		331,377,365	331,377,365	0		0
13 - 24 Months		414,547,481	414,547,481	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	777,851,626	766,645,021	0	0	11,206,606	0
Jul-26	778,895,340	767,688,734	0	0	11,206,606	0
Jun-26	779,993,329	768,786,724	0	0	11,206,606	0
May-26	790,253,522	769,822,344	0	0	20,431,178	0
Apr-26	791,365,902	770,912,530	0	0	20,453,372	0
Mar-26	792,414,302	781,207,696	0	0	11,206,606	0
Feb-26	793,638,857	773,140,074	0	0	9,292,178	11,206,606
Jan-26	794,678,638	783,472,032	0	0	0	11,206,606
Dec-25	799,242,457	788,035,851	0	0	0	11,206,606
Nov-25	834,013,116	822,806,510	0	0	0	11,206,606
Oct-25	835,050,092	823,843,487	0	0	0	11,206,606
Sep-25	836,144,590	824,937,984	0	0	0	11,206,606
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
32	301741217	11,206,605.66	11,206,605.66	26,300,000.00	08/06/25	(471,700.94)	(1.73000)	03/31/26	07/06/22	254
Totals		11,206,605.66	11,206,605.66	26,300,000.00		(471,700.94)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	301741217	OF	OH	05/28/25	98

Asset transferred to special servicing effective May 28, 2025. The Loan matured on 7/6/2025. Borrower was unable to meet the terms of the July 6, 2025 maturity extension and SS subsequently filed the consented receivership and foreclosure orders. T he orders were entered by the court in October and the receiver has assumed operational control of the asset and is addressing property and tenant-related deficiencies. Given the challenging office submarket conditions, the Special

Servicer marketed th e property for sale through the receiver and has since executed a purchase and sale agreement with a buyer. Lender approval has been obtained, and the receiver has received court approval to move forward with closing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101914	75,000,000.00	4.35500%	75,000,000.00	4.35500%	10	04/27/21	04/06/20	05/10/21
6	309151006	0.00	4.71000%	0.00	4.71000%	10	07/30/21	09/06/20	08/09/21
9	304101921	0.00	4.19000%	0.00	4.19000%	1	11/10/23	11/10/23	--
20	304101896	0.00	4.22000%	0.00	4.22000%	10	12/18/20	12/09/20	--
21	301741232	21,010,770.99	4.72600%	20,982,455.35	4.72600%	10	11/05/20	11/05/20	12/07/20
24	301741224	18,106,516.96	4.84000%	18,081,834.59	4.84000%	10	09/04/20	06/17/20	11/09/20
27	306711103	4,685,628.65	3.99000%	4,685,628.65	3.99000%	10	12/31/20	05/01/20	03/09/21
27A	306711104	9,371,257.29	3.99000%	9,371,257.29	3.99000%	10	12/31/20	05/01/20	03/09/21
32	301741217	0.00	5.21700%	0.00	5.21700%	9	10/14/22	10/14/22	--
32	301741217	0.00	2.75000%	0.00	3.25000%	10	11/27/24	10/14/22	02/09/23
45	407004705	6,876,638.09	5.90000%	6,868,869.40	5.90000%	10	02/05/21	02/02/21	02/09/21
Totals		135,050,811.98		134,990,045.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	625100227 06/15/26	9,224,572.10	18,050,000.00	9,598,351.79	197,031.25	9,598,351.79	9,401,320.54	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,224,572.10	18,050,000.00	9,598,351.79	197,031.25	9,598,351.79	9,401,320.54	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	625100227	06/15/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,812.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	2,076.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.81	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	555.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.89	0.00	0.00	0.00
32	0.00	0.00	2,412.53	0.00	0.00	14,690.33	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,090.69	0.00
Total	0.00	0.00	2,412.53	0.00	5,444.88	14,690.33	0.00	0.00	29.70	0.00	2,090.69	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,668.13

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Supplemental Notes
None

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